Financial Risk Management (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financial Risk Management [Line Items]
Borrowing contract	¥ 751
Other borrowings	751
Monex Finance Corporation [Member]
Financial Risk Management [Line Items]
Borrowing contract	¥ 8,900	¥ 6,200